Expense Example - Princeton Premium Fund	Jan. 26, 2026 USD ($)
Princeton Premium Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 786
Expense Example, with Redemption, 3 Years	1,242
Expense Example, with Redemption, 5 Years	1,723
Expense Example, with Redemption, 10 Years	3,044
Princeton Premium Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	$ 2,363